Impairment of Other Asset (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	105 Months Ended
	Dec. 31, 2013	Sep. 30, 2012
Asset Impairment Charges [Abstract]
Impairment charge	$ 1.9
Commission revenue		$ 3.9